Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs)
Day Hagan Tactical Dividend Fund

each series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on October 31, 2016, (SEC Accession No. 0001580642-16-011774).